KRANESHARES TRUST

KraneShares Global Carbon Offset Strategy ETF

(the “Fund”)

Supplement dated July 22, 2022 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated April 25, 2022.

Change in Investment Objective and Principal Investment Strategies

Effective August 1, 2022, the investment objective and principal investment strategies of the Fund will change so that the Fund will track the performance of the S&P GSCI Global Voluntary Carbon Liquidity Weighted Index (the “Index”).

In connection with this change, effective August 1, 2022, the following changes are made to the Prospectus and Statement of Additional Information for the Fund.

1.	The disclosure under “Investment Objective” in the Prospectus is deleted in its entirety and replaced with the following:

The KraneShares Global Carbon Offset Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, tracks the performance of the S&P GSCI Global Voluntary Carbon Liquidity Weighted Index (the “Index”), which is an index comprised of futures contracts on voluntary carbon offset credits which represent projects that seek to reduce the impact of greenhouse gas emissions in an effort to curb climate change.

2.	The first paragraph under the “Principal Investment Strategies” section of the Prospectus and the first paragraph under the “Additional Information About the Fund – Additional Information about Principal Investment Strategies” section of the Statutory Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund attempts to maintain exposure to futures contracts on carbon offset credits (“carbon offset credit futures”) that are substantially the same as those included in the Index, which is an index comprised of futures contracts on voluntary carbon offset credits which represent projects that seek to reduce the impact of greenhouse gas emissions through avoidance, reduction or capture (sinking) in an effort to curb climate change.

3.	The second, third, fourth, fifth and sixth paragraphs under the “Principal Investment Strategies” section of the Prospectus and the second, third, fifth, sixth, eighth, tenth and eleventh paragraphs under the “Additional Information About the Fund – Additional Information about Principal Investment Strategies” section of the Statutory Prospectus is deleted and replaced with the following:

Each carbon offsets credit represents the reduction or removal of a specific amount of carbon dioxide or other greenhouse gas (“GHG”) from the atmosphere. Carbon offsets credits are designed to provide a mechanism for people and businesses to mitigate the adverse environmental impact of their GHG-generating activities in an effort to curb climate change. For example, a frequent flyer can mitigate the adverse environmental impact of her travel by purchasing carbon offset credits from an organization that will invest the transaction proceeds in projects that have a positive environmental impact, such as reforestation.

The Index is designed to measure the performance of a portfolio of liquid carbon offset credit futures. The Index includes only carbon offset credit futures that that mature in the next two years and meet certain trading and price criteria. The Index weights eligible carbon offset credit futures based on the total value of their traded volume over the prior six months.

Currently, the Index includes futures contracts on carbon offset credits that are traded on the Chicago Mercantile Exchange (CME) -- Global Emissions Offsets (“GEOs”) and Nature-Based Global Emission Offsets (“N-GEOs”). GEOs and N-GEOs are designed to allow businesses to manage their GHG-reduction goals by purchasing today carbon offset credits for delivery in the future. As the global carbon offset credit market grows, additional carbon offset credit futures are expected to enter the Index if they meet the trading and price criteria of the Index.

While the Fund will generally seek to obtain exposure to the same carbon offset credit futures that are in the Index, the Fund and Subsidiary (as defined below) may not replicate the Index. For example, the Fund may invest in carbon offset credit futures with different maturity dates, the Fund may weight the carbon offset credit futures differently than the Index, or the Fund may purchase carbon offset credit futures on different dates than the rebalancing date for the Index. In addition, the Fund may invest in futures on carbon credits issued under cap-and-trade regulatory regimes (“carbon credit futures”) in order to obtain investment exposures that are similar to carbon offset credits.

The Fund may also invest in other instruments that are consistent with its investment objective. For example, the Fund may invest in futures contracts that are not carbon offset credit futures, options on futures contracts, swap contracts, and other investment companies and notes, which may or may not be exchange-traded. The Fund may also invest in debt instruments. The debt instruments in which the Fund intends to invest include government securities and corporate or other non-government fixed-income securities with maturities of up to 12 months of any investment grade. The Fund may invest in debt instruments indirectly through short-term bond funds and ETFs. The Fund may also invest in cash and cash equivalents, including money market funds.

4.	The following is added after the first sentence of the second paragraph in the text box in the “Principal Investment Strategies” section of the Prospectus:

Capping and reducing the cap on greenhouse gases is viewed as a key policy tool for reaching climate change objectives.

5.	In the “Principal Risks” section of the Prospectus, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. There is no guarantee that the Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. This may be due to, among other factors, the Fund holding cash or cash equivalent instruments. To the extent that the Fund employs a representative sampling strategy, the Fund’s ability to track the Index may be adversely affected.

6.	In the “Principal Risks” section of the Prospectus, the first paragraph of “Cap and Trade Risk” is deleted and replaced with the following:

Carbon Emission Allowance and Cap and Trade Risk. There is no assurance that cap and trade regimes will continue to exist. Cap and trade was designed to attempt to put a cap on pollution by putting a price on carbon emissions, but the approach may not prove to be an effective method of reduction in GHG emissions and or in achieving climate change objectives. As a result or due to other factors, cap and trade regimes may be terminated or may not be renewed upon their expiration. New technologies may arise that may diminish or eliminate the need for cap and trade markets. Ultimately, the cost of emissions credits is determined by the cost of actually reducing emissions levels. If the price of credits becomes too high, it will be more economical for companies to develop or invest in green technologies, thereby suppressing the demand for credits.

7.	In the “Principal Risks” section of the Prospectus and the “Principal Investment Risks” section of the Statutory Prospectus, the second paragraph of “Regulatory Risk” is deleted and replaced with the following:

Climate Change Regulatory Risk. As carbon offset credit and carbon credit markets develop, new regulation with respect to these markets may arise, which could have a negative effect on the value and liquidity of these markets and the Fund.

8.	In the “Principal Investment Risks” section of the Statutory Prospectus, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Index, and does not take temporary positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. It is expected that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to track the Index could have a negative effect on the Fund. However, the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Index. There is no guarantee that the Index will create the desired exposure.

Unlike an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline. To the extent the Fund employs a representative sampling approach, it will hold a smaller number of securities than are in the Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held more of the securities in the Index.

Tracking Error Risk. Tracking error refers to the risk that the Fund’s performance may not match or correlate to that of its Index, either on a daily or aggregate basis. Tracking error may cause the Fund’s performance to be less than expected. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, the use of representative sampling strategy, if applicable, asset valuation differences, tax considerations, the unavailability of securities in the Index from time to time, holding cash and cash equivalents, and other liquidity constraints. In addition, securities included in the Index may be suspended from trading. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Index may be adversely affected. Mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its Index. In addition, the Fund may not invest in certain securities and other instruments included in the Index, or invest in them in the exact proportions they represent of the Index, including due to legal restrictions or limitations imposed by a foreign government or a lack of liquidity in certain securities. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the Fund’s tracking error.

9.	In the “Principal Investment Risks” section of the Statutory Prospectus, the heading “Cap and Trade Risk” is replaced with the heading “Carbon Emission Allowance and Cap and Trade Risk.”

10.	The paragraph under the “Shareholder Information – Investments by Registered Investment Companies” section of the Statutory Prospectus is deleted and replaced with the following:

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in SEC exemptive relief, including that such investment companies enter into an agreement with the Fund. The Fund currently intends to limit its investments in other investment companies as required by Section 12(d)(1) and the conditions set forth in SEC exemptive relief so that other investment companies will be permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) if they comply with the conditions set forth in SEC exemptive relief. This policy is subject to change.

11.	The following is added under the “Disclaimers” section of the Statutory Prospectus:

The S&P GSCI Global Voluntary Carbon Liquidity Weighted Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Krane Fund Advisors, LLC (“Krane”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Krane. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Krane with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Krane or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Krane or the owners of Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY KRANE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND KRANE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

GSCI is a registered trademark of The Goldman Sachs Group, Inc. (“Goldman”) and has been licensed for use by S&P. The Fund and Index is not created, owned, endorsed, sponsored, sold or promoted by Goldman or its affiliates and Goldman bears no liability with respect to the Fund and Index or data related thereto. Goldman provides no guarantee as to the accuracy and/or the completeness of the Index or any data related thereto.

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